FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ___
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:   028-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Bryan Sadoff
Title:            Member/Chief Compliance Officer
Phone:            (414) 352-8460

Signature, Place, and Date of Signing:

/s/ Bryan Sadoff       Milwaukee, Wisconsin     10/13/10
-------------------    --------------------     --------
    (Signature)            (City/State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            52

Form 13F Information Table Value Total:   $   290,509
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

             COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE   SHRS OR  SH/   PUT/  INVESTMENT  OTHER   ----------------------
          NAME OF ISSUER             CLASS        CUSIP     (x$1000) PRN AMT  PRN   CALL  DISCRETION MANAGERS  SOLE    SHARED   NONE
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
ANALOG DEVICES                    COM           032654105     7,360  234,530  SH          Sole                234,530
AON CORPORATION                   COM           037389103       901   23,040  SH          Sole                 23,040
BERKSHIRE HATHAWAY A              COM           084670108       249        2  SH          Sole                      2
CABLEVISION                       COM           12686C109    13,409  512,000  SH          Sole                512,000
COCA COLA                         COM           191216100    14,771  252,405  SH          Sole                252,405
CONAGRA                           COM           205887102    10,659  485,805  SH          Sole                485,805
DIRECTV GROUP                     COM           25490A101    12,896  309,783  SH          Sole                309,783
EMC                               COM           268648102    14,900  733,641  SH          Sole                733,641
EXPO HOLDING                      COM           30216E106         1  900,000  SH          Sole                900,000
H J HEINZ                         COM           423074103    16,052  338,859  SH          Sole                338,859
HEALTHSOUTH                       COM           421924309    12,047  627,450  SH          Sole                627,450
IBM                               COM           459200101       207    1,547  SH          Sole                  1,547
JDS UNIPHASE                      COM           46612J507    10,988  886,853  SH          Sole                886,853
JOHNSON & JOHNSON                 COM           478160104       352    5,684  SH          Sole                  5,684
MCCORMICK                         COM           579780206     7,405  176,139  SH          Sole                176,139
MEDICIS                           COM           584690309     7,601  256,350  SH          Sole                256,350
MICROSOFT                         COM           594918104       210    8,589  SH          Sole                  8,589
MYLAN LABS                        COM           628530107    13,855  736,600  SH          Sole                736,600
NETAPP                            COM           64110D104    22,956  461,050  SH          Sole                461,050
PEPSICO                           COM           713448108       240    3,609  SH          Sole                  3,609
TELLABS                           COM           879664100     7,263  974,850  SH          Sole                974,850
TEXAS INSTRUMENTS                 COM           882508104    11,090  408,634  SH          Sole                408,634
TRAVELERS                         COM           89417E109    13,683  262,630  SH          Sole                262,630
VALEANT PHARMA                    COM           91911K102    16,435  656,107  SH          Sole                656,107
VIACOM CL B                       COM           92553P201    16,577  458,065  SH          Sole                458,065
WATSON PHARMA                     COM           942683103    15,754  372,354  SH          Sole                372,354
XILINX                            COM           983919101    16,057  602,730  SH          Sole                602,730
INVESCO INSURED MUNI INCOME       COM           46132P108       262   17,050  SH          Sole                 17,050
NUVEEN INSURED DIVID ADV MUNI     COM           67071L106       604   40,000  SH          Sole                 40,000
NUVEEN INSURED MUNI OPPORTUNIT    COM           670984103       292   19,746  SH          Sole                 19,746
NUVEEN INSURED PREMIUM MUNI       COM           6706D8104       591   43,809  SH          Sole                 43,809
PROGRESS ENERGY                   COM           743263105       751   16,912  SH          Sole                 16,912
SOUTHERN COMPANY                  COM           842587107       560   15,050  SH          Sole                 15,050
WISCONSIN ENERGY                  COM           976657106       273    4,716  SH          Sole                  4,716
AMERICAN FDS-INCOME FUND OF AM    COM           453320103       301   18,818  SH          Sole                 18,818
DODGE & COX BALANCED FD           COM           256201104       201    3,083  SH          Sole                  3,083
FIRST AMERICAN INTER BD FD CL     COM           318530813       196   18,550  SH          Sole                 18,550
PIMCO TOTAL RETURN FD INSTL       COM           693390700       416   35,900  SH          Sole                 35,900
T. ROWE PRICE SHORT-TERM BOND     COM           77957P105        65   13,367  SH          Sole                 13,367
VANGUARD FLORIDA L/T T/E ADMIR    COM           922033204       276   23,600  SH          Sole                 23,600
VANGUARD INTER TERM BD INDEX F    COM           921937306       222   18,981  SH          Sole                 18,981
VANGUARD INTER TERM T/E FD        COM           922907209       178   12,801  SH          Sole                 12,801
VANGUARD LONG-TERM TREASURY FD    COM           922031505       409   32,644  SH          Sole                 32,644
VANGUARD SHORT-TERM FEDERAL FD    COM           922031604       987   90,000  SH          Sole                 90,000
ISHARES ETF 1-3 YR TREASURY BO    COM           464287457     8,064   95,580  SH          Sole                 95,580
ISHARES ETF 20+ YR TREASURY BO    COM           464287432     1,355   12,845  SH          Sole                 12,845
ISHARES ETF 7-10 YR TREASURY B    COM           464287440     1,786   18,042  SH          Sole                 18,042
ISHARES ETF CORPORATE BOND        COM           464287242       271    2,398  SH          Sole                  2,398
ISHARES ETF S&P NATIONAL MUNI     COM           464288414     2,723   25,500  SH          Sole                 25,500
SPIDER ETF MUNI BOND              COM           78464A458     1,687   71,650  SH          Sole                 71,650
SPIDER ETF SHORT-TERM MUNI        COM           78464A425     3,851  158,350  SH          Sole                158,350
VANGUARD ETF S-T BOND INDEX       COM           921937827       270    3,300  SH          Sole                  3,300